INCOME TAXES - Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Income before income tax	$ 93,708	¥ 652,370	¥ 386,613	¥ 191,900
Tax expense at PRC enterprise income tax rate of 25%		163,093	96,653	47,975
Income tax on tax holidays		(72,396)	(58,327)	(30,740)
Tax effect of permanence differences		(31,088)	(22,733)	(8,190)
Effect of income tax rate differences in jurisdictions other than the PRC		16,270	36,443	14,364
Change in tax rate				4,202
Change in valuation allowances		2,008
Income tax expense	$ 11,188	¥ 77,887	¥ 52,036	¥ 27,611